Intangible Assets, Net - Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Franchise Rights and Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 50,500	$ 50,500
Liquor Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 19,075	$ 18,723